Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000130143_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000130143_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000130143_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,500
C000130143_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,683
C000130143_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,559
C000130143_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,106
C000130143_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,370
C000130143_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,185
C000130143_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,610
C000130143_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,547
C000130143_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,698
C000130143_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,183
C000130143_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000130143_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130143_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000130143_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000130143_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000130143_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000130143_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000130143_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000130143_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000130143_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000130143_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000130143_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016628_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class O
C000016628_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016628_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,505
C000016628_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,689
C000016628_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,575
C000016628_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,131
C000016628_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,406
C000016628_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,241
C000016628_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,664
C000016628_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,618
C000016628_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,810
C000016628_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,318
C000016628_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016628_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016628_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016628_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016628_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016628_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016628_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016628_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016628_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016628_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016628_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016628_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016632_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000016632_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000016632_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,019
C000016632_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,013
C000016632_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,645
C000016632_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,110
C000016632_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,984
C000016632_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,250
C000016632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,881
C000016632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,262
C000016632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,326
C000016632_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,062
C000016632_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016632_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016632_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016632_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016632_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016632_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016632_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016632_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016632_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016633_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000016633_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016633_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,492
C000016633_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,653
C000016633_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,504
C000016633_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,033
C000016633_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,253
C000016633_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,011
C000016633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,440
C000016633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,308
C000016633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,318
C000016633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,702
C000016633_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016633_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016633_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016633_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016633_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016633_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016633_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016633_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016631_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000016631_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016631_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,356
C000016631_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,344
C000016631_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,953
C000016631_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,327
C000016631_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,140
C000016631_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,314
C000016631_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,818
C000016631_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,055
C000016631_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,151
C000016631_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,987
C000016631_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016631_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016631_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016631_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016631_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016631_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016631_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016631_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016631_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016631_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016631_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016631_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016627_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000016627_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000016627_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,805
C000016627_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,813
C000016627_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,462
C000016627_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,990
C000016627_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,895
C000016627_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,218
C000016627_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,918
C000016627_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,390
C000016627_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,613
C000016627_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,517
C000016627_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016627_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016627_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016627_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016627_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016627_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016627_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016627_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016627_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016627_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016627_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016627_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016635_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class O
C000016635_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016635_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,501
C000016635_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,695
C000016635_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,754
C000016635_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,529
C000016635_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,935
C000016635_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,247
C000016635_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,383
C000016635_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,700
C000016635_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,586
C000016635_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,847
C000016635_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016635_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016635_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016635_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016635_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016635_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016635_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016635_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016635_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016635_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016635_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016635_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016639_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000016639_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000016639_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,010
C000016639_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,993
C000016639_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,835
C000016639_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,498
C000016639_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,752
C000016639_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,448
C000016639_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,678
C000016639_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,364
C000016639_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,205
C000016639_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,395
C000016639_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016639_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016639_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016639_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016639_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016639_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016639_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016639_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016639_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016639_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016639_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016639_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016640_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000016640_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016640_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,489
C000016640_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,652
C000016640_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,695
C000016640_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,431
C000016640_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,823
C000016640_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,058
C000016640_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,184
C000016640_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,408
C000016640_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,140
C000016640_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,231
C000016640_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016640_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016640_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016640_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016640_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016640_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016640_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016640_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016640_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016640_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016640_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016640_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016638_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000016638_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016638_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,360
C000016638_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,356
C000016638_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,174
C000016638_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,761
C000016638_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,965
C000016638_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,635
C000016638_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,756
C000016638_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,354
C000016638_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,306
C000016638_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,653
C000016638_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016638_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016638_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016638_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016638_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016638_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016638_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016638_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016638_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016638_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016638_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016638_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000016636_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000016636_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000016636_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,811
C000016636_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,835
C000016636_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,723
C000016636_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,464
C000016636_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,806
C000016636_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,612
C000016636_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,902
C000016636_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,754
C000016636_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,848
C000016636_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,327
C000016636_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000016636_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016636_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000016636_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000016636_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000016636_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000016636_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000016636_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000016636_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000016636_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000016636_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000016636_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 41,530